Schedule of Investments

Infusive Compounding Global Equities ETF

March 31, 2020 (unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.3%
Belgium — 0.5%
Anheuser-Busch InBev SA/NV	1,058	$46,981
Brazil — 0.3%
Ambev SA, ADR	7,528	17,314
Magazine Luiza SA	1,400	10,525
		27,839
Canada — 0.9%
Alimentation Couche-Tard, Inc., Class B	1,275	29,695
Lululemon Athletica, Inc.*	161	30,518
Restaurant Brands International, Inc.	444	17,690
		77,903
China — 10.6%
Alibaba Group Holding Ltd., ADR*	2,002	389,349
ANTA Sports Products Ltd.	2,009	14,761
Baidu, Inc., ADR*	393	39,610
Fujian Sunner Development Co Ltd., Class A	200	667
iQIYI, Inc., ADR*	387	6,889
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	300	3,550
Kweichow Moutai Co., Ltd., Class A	100	15,674
Luzhou Laojiao Co., Ltd., Class A	300	3,117
Muyuan Foodstuff Co., Ltd., Class A	500	8,621
NetEase, Inc., ADR	105	33,701
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	200	2,545
Tech-Bank Food Co., Ltd., Class A*	300	493
Tencent Holdings Ltd.	7,378	361,908
Tencent Music Entertainment Group, ADR*	565	5,684
Vipshop Holdings Ltd., ADR*	967	15,066
Weibo Corp., ADR*	208	6,887
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	500	2,304
Wuliangye Yibin Co., Ltd., Class A	600	9,751
Youzu Interactive Co., Ltd., Class A*	200	530
		921,107
France — 3.9%
Danone SA	862	55,464
Kering SA	105	54,829
L'Oreal SA	339	88,863
LVMH Moet Hennessy Louis Vuitton SE	370	137,405
		336,561
Germany — 0.6%
adidas AG	249	56,255
Italy — 0.3%
Ferrari NV	191	29,665
Japan — 1.4%
Japan Tobacco, Inc.	2,186	40,417
Kao Corp.	761	62,245

	Number of Shares	Value
Japan (Continued)
Nintendo Co. Ltd.	60	$23,126
		125,788
Spain — 0.5%
Industria de Diseno Textil SA	1,551	40,266
Sweden — 0.2%
Hennes & Mauritz AB, Class B	1,299	16,782
Switzerland — 4.5%
Nestle SA	3,829	393,565
United Kingdom — 4.7%
British American Tobacco PLC	3,045	104,170
Capri Holdings Ltd.*	395	4,262
Diageo PLC	3,312	106,220
Unilever NV	2,147	105,552
Unilever PLC	1,695	85,656
		405,860
United States — 70.9%
Alphabet, Inc., Class A*	321	372,986
Altria Group, Inc.	2,575	99,575
Amazon.com, Inc.*	412	803,285
Apple, Inc.	4,808	1,222,627
Beyond Meat, Inc.*	70	4,662
Booking Holdings, Inc.*	65	87,446
Campbell Soup Co.	330	15,233
Clorox Co. (The)	193	33,437
Coca-Cola Co. (The)	5,420	239,835
Colgate-Palmolive Co.	1,129	74,921
Conagra Brands, Inc.	806	23,648
Constellation Brands, Inc., Class A	241	34,550
Domino's Pizza, Inc.	71	23,009
Estee Lauder Cos., Inc. (The), Class A	307	48,917
Etsy, Inc.*	258	9,917
Expedia Group, Inc.	225	12,661
Facebook, Inc., Class A*	2,228	371,630
Five Below, Inc.*	120	8,446
General Mills, Inc.	872	46,015
Hanesbrands, Inc.	854	6,721
Hershey Co. (The)	225	29,813
JM Smucker Co. (The)	194	21,534
Kellogg Co.	410	24,596
Kimberly-Clark Corp.	475	60,738
Kraft Heinz Co. (The)	1,064	26,323
Lamb Weston Holdings, Inc.	248	14,161
Mastercard, Inc., Class A	1,309	316,202
Match Group, Inc.*	145	9,576
McCormick & Co., Inc.	192	27,112
McDonald's Corp.	1,171	193,625
Mondelez International, Inc., Class A	2,117	106,019
Monster Beverage Corp.*	596	33,531
Netflix, Inc.*	572	214,786
NIKE, Inc., Class B	1,778	147,112
PepsiCo, Inc.	1,929	231,673
Philip Morris International, Inc.	2,036	148,547
Planet Fitness, Inc., Class A*	169	8,230
Roku, Inc.*	161	14,084

Schedule of Investments

Infusive Compounding Global Equities ETF (Continued)

March 31, 2020 (unaudited)

	Number of Shares	Value
United States (Continued)
Ross Stores, Inc.	549	$47,747
Shake Shack, Inc., Class A*	119	4,491
SIX Flags Entertainment Corp.	248	3,110
Starbucks Corp.	1,953	128,390
Take-Two Interactive Software, Inc.*	193	22,892
Tapestry, Inc.	555	7,187
TJX Cos., Inc. (The)	1,777	84,958
Ulta Beauty, Inc.*	94	16,516
Vail Resorts, Inc.	78	11,521
VF Corp.	500	27,040
Visa, Inc., Class A	2,294	369,609
Walt Disney Co. (The)	2,455	237,153
Wendy's Co. (The)	482	7,172
Williams-Sonoma, Inc.	176	7,483
World Wrestling Entertainment, Inc., Class A	185	6,277
Yum! Brands, Inc.	572	39,199
		6,187,928
TOTAL COMMON STOCKS
(Cost $9,161,664)		8,666,500
MONEY MARKET FUND — 0.7%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.32%(a) (Cost $65,048)	65,048	65,048

TOTAL INVESTMENTS — 100.0% (Cost $9,226,712)		$8,731,548
Other assets and liabilities, net — 0.0%(b)		3,678
NET ASSETS — 100.0%		$8,735,226

*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of March 31, 2020.
(b)	Amount is less than 0.05%.

ADR:	American Depositary Receipt

At March 31, 2020 the Infusive Compounding Global Equities ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments
Consumer Staples	$2,525,400	28.9%
Consumer Discretionary	2,502,639	28.7
Information Technology	1,908,438	21.9
Communication Services	1,730,023	19.8
Money Market Fund	65,048	0.7
Total	$8,731,548	100.0%

Schedule of Investments

Infusive Compounding Global Equities ETF (Continued)

March 31, 2020 (unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2020, based upon the three levels defined above:

Infusive Compounding Global Equities ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(c)	$8,666,500	$–	$–	$8,666,500
Money Market Fund	65,048	–	–	65,048
Total	$8,731,548	$–	$–	$8,731,548

(c)	Refer to the Schedule of Investments for additional detailed categorizations.